Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16. Commitments and Contingencies

From time to time, the Company may be involved in lawsuits, claims, investigations, and proceedings, consisting of intellectual property, commercial, employment, and other matters, which arise in the ordinary course of business. In accordance with ASC 450, Contingencies, the Company makes a provision for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

The Company is not presently a party to any litigation the outcome of which, it believes, if determined adversely to the Company, would individually or taken together, have a material adverse effect on the Company’s business, operating results, cash flows or financial condition. The Company has determined that the existence of a material loss is neither probable nor reasonably possible.

16. Commitments and Contingencies

From time to time, the Company may be involved in lawsuits, claims, investigations, and proceedings, consisting of intellectual property, commercial, employment, and other matters, which arise in the ordinary course of business. In accordance with ASC 450, Contingencies, the Company makes a provision for a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

The Company is not presently a party to any litigation the outcome of which, it believes, if determined adversely to the Company, would individually or taken together, have a material adverse effect on the Company’s business, operating results, cash flows or financial condition. The Company has determined that the existence of a material loss is neither probable nor reasonably possible.